Nonconsolidated variable interest entities (Tables)	12 Months Ended
Dec. 31, 2013
Nonconsolidated variable interest entities [Abstract]
Schedule of Nonconsolidated Variable Interest Entities

Therefore consolidation in the Company's financial statements is not required. At December 31, 2013 and 2012, the Company held the following investments:

	At December 31,
	2013	2012
Bagatelle NY LA Investors, LLC ("Bagatelle Investors")	$840,614	$1,075,418
Bagatelle Little West 12th, LLC ( "Bagatelle NY")	1,192,363	439,365
Bagatelle La Cienega, LLC ("Bagatelle LA")	-	-
Totals	$2,032,977	$1,514,783